Financial Instruments - Timing of Expected Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 58,110	$ 19,324
lease obligations		$ 1,144
Liquidity Risk Management
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	58,110
Deferred consideration	32,501
lease obligations	16,949
Balance, end of period	306,560
Liquidity Risk Management | Syndicated Credit Agreement
Disclosure Of Financial Instruments [Line Items]
Debt instruments	84,000
Liquidity Risk Management | Term Debt Facility
Disclosure Of Financial Instruments [Line Items]
Debt instruments	115,000
Liquidity Risk Management | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	58,110
Deferred consideration	32,501
lease obligations	722
Balance, end of period	290,333
Liquidity Risk Management | Less Than One Year | Syndicated Credit Agreement
Disclosure Of Financial Instruments [Line Items]
Debt instruments	84,000
Liquidity Risk Management | Less Than One Year | Term Debt Facility
Disclosure Of Financial Instruments [Line Items]
Debt instruments	115,000
Liquidity Risk Management | One to Three Years
Disclosure Of Financial Instruments [Line Items]
lease obligations	1,902
Balance, end of period	1,902
Liquidity Risk Management | Three to Five Years
Disclosure Of Financial Instruments [Line Items]
lease obligations	683
Balance, end of period	683
Liquidity Risk Management | Thereafter
Disclosure Of Financial Instruments [Line Items]
lease obligations	13,642
Balance, end of period	$ 13,642